Accounts payable and accrued expenses (Details) - USD ($)	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015
Payables and Accruals [Abstract]
Accounts payable	$ 146,217	$ 73,400	$ 49,011	$ 20,454	$ 157
Accrued salaries and benefits	107,071	21,376	43,323	44,365
Accrued bonuses	334,228	126,575	93,141
Accrued stock-based compensation	567,669	179,079	106,902	33,063	5,857
Other accrued expenses	116,609	143,216	74,913	24,632	52,425
Totals	$ 1,271,794	$ 543,646	$ 367,290	$ 122,514	$ 58,439